STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Award Activity

A summary of activity in options and warrants is as follows:

		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		Average	Average	Intrinsic		Average	Average	Intrinsic
	Options	Remaining Life	Exercise Price	Value	Warrants	Remaining Life	Exercise Price	Value

Outstanding at December 31, 2013	1,989,000	4.19	$0.17	$701,345	1,528,000	2.51	$0.14	$590,680

Six months ended September 30, 2014:
Granted	664,000		0.60		4,550,000		$1.00
Exercised	(500,000)		0.15		(300,000)		$0.29
Forfeited and cancelled	-				-

Outstanding at September 30, 2014	2,153,000	4.22	$0.31	$1,165,770	5,778,000	3.17	$0.81	$929,780

		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		Average	Average	Intrinsic		Average	Average	Intrinsic
	Options	Remaining Life	Exercise Price	Value	Warrants	Remaining Life	Exercise Price	Value

Outstanding at December 31, 2011	40,000	1.96	$0.25	$-	4,875,611	2.02	$0.27	$-

Year ended December 31, 2012:
Granted	353,000		0.10		3,250,000		0.098
Exercised	-		-		(62,500)		0.05
Forfeited and cancelled	-		-		(869,842)		0.61

Outstanding at December 31, 2012	393,000	4.20	$0.12	$-	7,193,269	2.91	$0.15	$57,500

Year ended December 31, 2013:
Granted	1,636,000		0.19		200,000		0.28
Exercised	(40,000)		0.25		(2,422,000)		0.09
Forfeited and cancelled	-		-		(3,443,269)		0.21

Outstanding at December 31, 2013	1,989,000	4.19	$0.17	$701,345	1,528,000	2.51	$0.14	$590,680

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions

During the nine months ended September 30, 2014, 564,000 options were granted to employees and valued at $278,022 using the Black-Scholes pricing model. The 564,000 options vest over a period of 36 months.

Significant assumptions used in the valuation include the following:

Expected term                       7 years

Expected volatility             186.00%

Risk free interest rate             2.13%

Expected dividend yield         0.00%

During the nine months ended September 30, 2014, 100,000 options were granted to two directors and valued at $50,972 using the Black-Scholes pricing model.  The 100,000 options vest over a 12 month period.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             185.66%

Risk free interest rate             1.46%

Expected dividend yield         0.00%

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions

From June 21, 2014 to July 8, 2014, 2,000,000 warrants were issued in conjunction to the Series A Preferred Stock subscriptions to accredited investors (see Note 6) and valued at $908,059 using the Black-Scholes pricing model. The 2,000,000 warrants are immediately exercisable.  The fair value of the warrants is included in additional paid in capital.

Significant assumptions used in the valuation include the following:

Expected term                       3 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

On June 30, 2014, 50,000 warrants were issued in conjunction with the capital lease transaction disclosed above (see Note 3) and valued at $31,788 using the Black-Scholes pricing model. The 50,000 warrants only vest if the Company elects to exercise the purchase option prior to the end of the lease term, and, therefore, the fair value was not recorded. The warrants have an exercise price of $0.65 and a 5 year term.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

On August 12, 2014, 2,500,000 warrants were issued in conjunction with the Heartland Term Loan transaction disclosed above (see Note 5) and valued at $1,293,679 using the Black-Scholes pricing model. The 2,500,000 warrants are immediately exercisable. The relative fair value of the warrants is recorded as a debt discount and amortized over the life of the Heartland Term Loan. The warrants have an exercise price of $1.00 and a 4 year term.

Significant assumptions used in the valuation include the following:

Expected term                       4 years

Expected volatility             169.51%

Risk free interest rate             1.63%

Expected dividend yield         0.00%